Financial Instruments - Schedule of Financial Instruments by Type of Interest Rate (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	€ 1,290,143	€ 832,812	€ 735,457
Fixed-rate instruments [member]
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	1,243,212	684,195	686,455
Fixed-rate instruments [member] | Senior Secured Notes [Member]
Disclosure of financial instruments by type of interest rate [line items]
Borrowings		628,141	629,327
Fixed-rate instruments [member] | Finance lease liabilities [member]
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	50,374	51,127	51,718
Fixed-rate instruments [member] | Mortgages [member]
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	4,451	4,927	5,400
Fixed-rate instruments [member] | Senior note [member]
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	1,188,387
Variable-rate instruments [member]
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	46,931	148,617	49,012
Variable-rate instruments [member] | Mortgages [member]
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	€ 46,931	48,713	€ 49,012
Variable-rate instruments [member] | 2017 Senior Secured Revolving Facility [member]
Disclosure of financial instruments by type of interest rate [line items]
Borrowings		€ 99,904